UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.R. Herzig & Co. Inc.
Address: 1 Expressway Plaza, Suite 200
         Roslyn Heights, NY  11577

13F File Number:  028-12072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Pesner
Title:     Chief Financial Officer
Phone:     516-621-0200

Signature, Place, and Date of Signing:

   /s/ Arthur Pesner     Roslyn Heights, NY     October 28, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $42,933 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMICUS THERAPEUTICS INC        COM              03152W109      204    53000 SH       SOLE                        0        0    53000
APPLE INC                      COM              037833100      257      675 SH       SOLE                        0        0      675
BRISTOL MYERS SQUIBB CO        COM              110122108     3162   100772 SH       SOLE                        0        0   100772
BUNGE LIMITED                  COM              G16962105     1399    24000 SH       SOLE                        0        0    24000
CALPINE CORP                   COM NEW          131347304     2116   150262 SH       SOLE                        0        0   150262
CROSS TIMBERS RTY TR           TR UNIT          22757R109      805    18065 SH       SOLE                        0        0    18065
DELL INC                       COM              24702R101      451    31900 SH       SOLE                        0        0    31900
EXXON MOBIL CORP               COM              30231G102      341     4690 SH       SOLE                        0        0     4690
FIDELITY NATIONAL FINANCIAL    CL A             31620R105     2215   145937 SH       SOLE                        0        0   145937
FORD MTR CO DEL                COM PAR $0.01    345370860      450    46500 SH       SOLE                        0        0    46500
GENERAL DYNAMICS CORP          COM              369550108     1126    19787 SH       SOLE                        0        0    19787
GENERAL ELECTRIC CO            COM              369604103     1367    89815 SH       SOLE                        0        0    89815
GENERAL MTRS CO                COM              37045V100      454    22500 SH       SOLE                        0        0    22500
GENWORTH FINL INC              COM CL A         37247D106       57    10000 SH       SOLE                        0        0    10000
GERON CORP                     COM              374163103      800   377267 SH       SOLE                    20000        0   357267
GOLDEN STAR RES LTD CDA        COM              38119T104      417   224000 SH       SOLE                        0        0   224000
HEALTHCARE RLTY TR             COM              421946104      749    44466 SH       SOLE                        0        0    44466
HEWLETT PACKARD CO             COM              428236103     1068    47589 SH       SOLE                        0        0    47589
HUGOTON RTY TR TEX             UNIT BEN INT     444717102      342    16070 SH       SOLE                        0        0    16070
INTEL CORP                     COM              458140100     2653   124377 SH       SOLE                        0        0   124377
JAPAN SMALLER CAPTLZTN FD IN   COM              47109U104       78    10500 SH       SOLE                        0        0    10500
JEFFERIES GROUP INC NEW        COM              472319102      549    44200 SH       SOLE                        0        0    44200
LEVEL 3 COMMUNICATIONS INC     COM              52729N100       22    15000 SH       SOLE                        0        0    15000
M D C HLDGS INC                COM              552676108      324    19100 SH       SOLE                        0        0    19100
MICROSOFT CORP                 COM              594918104     2037    81835 SH       SOLE                        0        0    81835
MITSUBISHI UFJ FINL GROUP IN   SPONSORED ADR    606822104      102    23000 SH       SOLE                        0        0    23000
NEWMONT MINING CORP            COM              651639106     2323    36900 SH       SOLE                        0        0    36900
NVIDIA CORP                    COM              67066G104     1640   131200 SH       SOLE                        0        0   131200
PENNS WOODS BANCORP INC        COM              708430103      211     6440 SH       SOLE                        0        0     6440
PFIZER INC                     COM              717081103      283    16000 SH       SOLE                        0        0    16000
PICO HLDGS INC                 COM NEW          693366205     1908    93033 SH       SOLE                     2000        0    91033
PLUM CREEK TIMBER CO INC       COM              729251108      351    10100 SH       SOLE                        0        0    10100
PULTE GROUP INC                COM              745867101     1228   310799 SH       SOLE                    10000        0   300799
QUALCOMM INC                   COM              747525103     1740    35775 SH       SOLE                        0        0    35775
REDWOOD TR INC                 COM              758075402     1611   144246 SH       SOLE                     8500        0   135746
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105      440    19136 SH       SOLE                        0        0    19136
SATCON TECHNOLOGY CORP         COM              803893106       67    70300 SH       SOLE                    40000        0    30300
SENECA FOODS CORP NEW          CL B             817070105     1455    75389 SH       SOLE                     4149        0    71240
SENECA FOODS CORP NEW          CL A             817070501     2093   105686 SH       SOLE                    22700        0    82986
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      671    18035 SH       SOLE                        0        0    18035
VISTA GOLD CORP                COM NEW          927926303      553   165663 SH       SOLE                     9997        0   155666
WAL MART STORES INC            COM              931142103     2725    52512 SH       SOLE                        0        0    52512
WINN DIXIE STORES INC          COM NEW          974280307       89    15000 SH       SOLE                        0        0    15000